Income Taxes - Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Current
Federal	$ (98)	$ (92)	$ (39)
State	(9)	(8)	(3)
Total current	(107)	(100)	(42)
Deferred	(56)	59	(18)
Total income tax benefit	$ (163)	$ (41)	$ (60)